Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2023	2024
Non-current portion of prepayments for long-term assets	1,173,248	1,246,836
Long-term deposits	1,092,550	1,196,193
Non-current portion of auto financing receivables	2,486,326	863,796
Non-current portion of right of use assets – finance lease	55,985	63,635
Others	128,809	262,063
Less: Allowance for credit losses	(53,357)	(59,386)
Total	4,883,561	3,573,137